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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Funds Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Report to Shareholders.

SEMI-ANNUAL REPORT (unaudited)

June 30, 2011

Madison Mosaic
Income Trust
Government Fund
Core Bond Fund
Institutional Bond Fund
Investment Grade Corporate Bond Fund

Madison Mosaic¨ Funds

www.mosaicfunds.com

CONTENTS
Period of Review
Economic Overview	1
Outlook	1
Government Fund	2
Core Bond Fund	2
Institutional Bond Fund	3
Investment Grade Corporate Bond Fund	4
Portfolio of Investments
Government Fund	6
Core Bond Fund	7
Institutional Bond Fund	9
Investment Grade Corporate Bond Fund	10
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Other Information	22

Madison Mosaic Income Trust

Period of Review

ECONOMIC OVERVIEW

The six-month period ended June 30, 2011 was fraught with contradictions, as bond and stock returns continued to be positive in the midst of considerable global disruption. Stock markets around the world opened the year in a positive trend, but as we entered the second quarter of 2011 it was increasingly evident that the global economy had hit a soft patch. The main factors that appeared to be underlying this slowdown were: a rise in commodity prices, led by energy costs; the aftermath of the tragic earthquake and tsunami in Japan; the continuing sovereign debt crisis in Europe which is centered in, but not contained to Greece; and the shift of monetary policies, most notably the ending of the Federal Reserve’s Quantitative Easing II.

Looking at results from the start of the period to the end, returns appear broadly positive across the major domestic and global stock and bond indices. The S&P 500, the most widely used proxy for domestic stocks, was up 6.02% and the Morgan Stanley EAFE Index, representing overseas markets, was up 5.36%. Bond investors also saw positive returns for the period, with the Barclays U.S. Aggregate Index up 2.72%. These returns belie the underlying volatility for the period, as markets reacted to the events mentioned above, producing moments when the year-to-date returns were considerably lower than those achieved by period end.

While the news, including Washington’s impasse regarding the debt ceiling, often seemed gloomy, the markets continued to climb the proverbial "wall of worry." Supporting these results were corporate profits, which have continued to be robust. It appears that a wide swath of U.S. businesses have learned to do more with less, producing an environment where corporations show healthy fundamentals, while unemployment remains stubbornly high. While consumer spending is still not out of the doldrums, we continue to see controlled inflation and historically low interest rates, conditions which have traditionally been healthy for corporate balance sheets.

OUTLOOK

Looking forward, a number of second quarter developments bolstered our confidence that the economy can once again regain its footing as we move through the second half of 2011 and into 2012. For instance, the price of oil declined by more than 15% since peaking in late April. In addition, global supply chain disruptions from the Japanese earthquake appeared to be fading. Meanwhile, in Europe, another "fix" appeared to be in place which could at least improve the odds for a delayed and orderly (as opposed to disorderly) Greece default, welcome news to a number of very shaky European banks. On the fiscal front, serious political discussions focused on an extension of federal stimulus into 2012 appeared to be providing more time for the economy to heal before it sets out on its own. Finally, the ongoing credit cycle tightening in China may soon be coming to a close. Still, this is certainly no time for complacency. As a nation we are still going through a rather lengthy and painful de-leveraging process. We believe this ongoing de-leveraging could lead to more fragile economic growth with shorter and choppier economic cycles. The soft patches of 2010 and 2011 are quite consistent with this tempered view.

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Madison Mosaic Income Trust | Period of Review | continued

MADISON MOSAIC GOVERNMENT FUND

FUND-AT-A-GLANCE
Objective: Madison Mosaic Government Fund provides investors with monthly dividends by investing in bonds and other securities issued or guaranteed by the U.S. Government.
Net Assets: $5.3 million
Date of Inception: July 21, 1983
Ticker: MADTX

INVESTMENT STRATEGY HIGHLIGHTS

Madison Mosaic Government Fund invests primarily in short to intermediate term government and government agency bonds. The fund concentrates on the intermediate portion of the yield curve with a recognition that the ten-year Treasury bond has offered approximately 90% of the return of a 30-year Treasury with less risk. The fund is actively managed for duration, meaning that when we believe interest rates will fall, we lengthen duration to take advantage of the increased returns that should be available as rates drop. Likewise, when rates appear likely to rise, we shorten portfolio maturities with the goal of limiting potential declines.

PERFORMANCE DISCUSSION

Madison Mosaic Government Fund returned 1.40% for the semi-annual period ended June 30, 2011. This return exceeded the fund’s Morningstar Short Government peer group, which had a category return of 1.06% for the period. This relative return reflects the fund’s duration posture which tends towards a more intermediate stance in a period in which intermediate bonds outperformed short bonds, as indicated by the Morningstar Intermediate Government category, which rose 2.48% for the six months. The fund’s 30-day SEC yield at period-end was 0.70%, with an effective duration of 2.79 years.

The Government Fund began the period with 41.9% in Treasuries and 45.4% in government agency notes, with the remainder in mortgage-backed securities and short-term notes. Over the course of the six months, we maintained our Treasury position at 42.0% and reduced the agency position to a 41.2% weighting. We also maintained the fund’s holdings in high-quality mortgage-backed securities, increasing exposure from 10.9% of the fund to 12.1%. The fund’s largest positions during this six-month period were short to intermediate duration bonds issued by the U.S. Treasury, Fannie Mae and Freddie Mac.

TOP TEN STOCK HOLDINGS AS OF 6/30/11
% of net assets
U.S. Treasury Note, 3.125%, 10/31/16	8.05%
U.S. Treasury Note, 1.875%, 6/15/12	6.05%
U.S. Treasury Note, 4.75%, 5/31/12	5.92%
Freddie Mac, 5.5%, 9/15/11	5.74%
U.S. Treasury Note, 2.625%, 4/30/16	5.44%
U.S. Treasury Note, 4%, 11/15/12	4.97%
U.S. Treasury Note, 3.75%, 11/15/18	4.62%
Fannie Mae, 4.625%, 10/15/13	4.13%
Fannie Mae, 2.375%, 7/28/15	3.90%
Fannie Mae, 1.625%, 10/26/15	3.77%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/11
Mortgage Backed Securities	12.1%
U.S. Agency Notes	41.2%
U.S. Treasury Notes	42.0%
Cash and Other	4.7%

MADISON MOSAIC CORE BOND FUND

FUND-AT-A-GLANCE
Objective: Madison Mosaic Core Bond Fund provides regular, relatively higher income by investing in intermediate-term corporate, government and mortgage-backed bonds.
Net Assets: $8.2 million
Date of Inception: July 21, 1983
Ticker: MADBX

INVESTMENT STRATEGY HIGHLIGHTS

Madison Mosaic Core Bond Fund invests primarily in intermediate term corporate, government and mortgage-backed bonds. The fund is actively managed in terms of duration, asset mix and yield curve positioning. When we believe interest rates are likely to fall, we lengthen duration to take advantage of the increased returns that should be

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Madison Mosaic Income Trust | Period of Review • Core Bond Fund | continued

available as rates drop. Likewise, when rates appear likely to rise, we shorten portfolio maturities with the goal of limiting potential declines.

PERFORMANCE DISCUSSION

Madison Mosaic Core Bond Fund rose 2.44% for the six months ended June 30, 2011. Over the same period, its Morningstar peer group in the Intermediate Term Bond category averaged 2.84%. The fund’s defensive short duration posture was a drag on relative performance, as indicated by the performance of the Morningstar Long-Term Bond category, which rose 3.70% for the period as interest rates moved lower. Core Bond had a relatively light 8.7% exposure to Baa/BBB bonds (the lowest investment-grade rating) at the beginning of the period and ended the period holding 7.0% in Baa/BBB bonds. A light exposure to low-rated bonds detracted from performance over the first six months of 2011, as indicated by the Morningstar High Yield Bond category, which rose 4.28% for the period. As of June 30, 2011, Core Bond had a 30-day SEC yield of 1.97% and a duration of 4.14 years.

TOP TEN STOCK HOLDINGS AS OF 6/30/11
% of net assets
U.S. Treasury Note, 3.125%, 5/15/19	12.02%
Ginnie Mae Pool #698089, 4%, 4/15/39	3.91%
Freddie Mac, 5%, 2/16/17	3.50%
U.S. Treasury Note, 2.625%, 11/15/20	2.95%
Fannie Mae Pool #889260, 5%, 4/1/38	2.59%
Fannie Mae Pool #745355, 5%, 3/1/36	2.18%
Kimberly-Clark Corp., 6.125%, 8/1/17	2.17%
U.S. Treasury Bond, 5.375%, 2/15/31	2.16%
ConocoPhillips, 4.6%, 1/15/15	2.03%
Freddie Mac Pool #J07302, 4.5%, 4/1/23	2.01%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/11
Consumer Discretionary	3.1%
Consumer Staples	7.8%
Energy	5.7%
Financials	18.2%
Health Care	6.1%
Industrials	1.4%
Information Technology	5.5%
Materials	1.3%
Utilities	1.0%
Mortgage Backed Securities	26.3%
U.S. Government and Agency Obligations	21.1%
Cash and Other	2.5%

MADISON MOSAIC INSTITUTIONAL BOND FUND

FUND-AT-A-GLANCE
Objective: The Madison Mosaic Institutional Bond Fund seeks total investment return through a combination of intermediate corporate and government bonds.
Net Assets: $53.6 million
Date of Inception: May 1, 2000
Ticker: MIIBX

INVESTMENT STRATEGY HIGHLIGHTS

Madison Mosaic Institutional Bond Fund invests primarily in short to intermediate term government, government agency and investment-grade corporate bonds. The fund concentrates on the intermediate portion of the yield curve with a recognition that the ten-year Treasury bond has offered approximately 90% of the return of a 30-year Treasury with less risk. The fund is actively managed for duration, meaning that when we believe interest rates are likely to fall, we lengthen duration to take advantage of the increased returns that should be available as rates drop. Likewise, when rates appear likely to rise, we shorten portfolio maturities with the goal of limiting potential declines.

PERFORMANCE DISCUSSION

Madison Mosaic Institutional Bond Fund returned 1.52% for the semi-annual period ended June 30, 2011. This return trailed the fund’s Morningstar Short Government peer group, which had a category return of 2.84% for the period. This relative return reflects the fund’s duration posture which remained defensively short during the period, during which intermediate bonds outperformed short bonds, and long bonds outperformed intermediate bonds. Lower-grade bonds also had a stronger six-months, and Institutional Bond has no exposure to bonds in the

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Madison Mosaic Income Trust | Period of Review • Institutional Bond Fund | continued

lower-grade, "junk" categories. The fund’s 30-day SEC yield at period-end was 0.70%, with an effective duration of 2.73 years.

The Institutional Bond Fund began the period with 27.1% in Treasuries, 20.4% in government agency notes, and 51.5% in corporate bonds with the remainder in short-term notes. Over the course of the six months, we decreased our Treasury position to 25.7% while the agency position remained relatively constant at 19.8%. Corporate exposure remained about half the portfolio, with an ending 48.4% share. The fund’s largest positions during this six-month period were short to intermediate duration bonds issued by the U.S. Treasury, Fannie Mae and Freddie Mac.

TOP TEN HOLDINGS AS OF 6/30/11
% of net assets
Freddie Mac, 4.5%, 7/15/13	4.54%
Freddie Mac , 5.125%, 7/15/12	4.41%
Fannie Mae, 3.625%, 8/15/11	4.21%
U.S. Treasury Note, 4.25%, 8/15/14	4.13%
U.S. Treasury Note, 2.625%, 11/15/20	4.05%
Federal Home Loan Bank, 3.625%, 5/29/13	3.96%
U.S. Treasury Note, 4%, 11/15/12	3.92%
U.S. Treasury Note, 2%, 11/30/13	3.86%
U.S. Treasury Note, 1.375%, 1/15/13	3.79%
U.S. Treasury Note, 4.875%, 2/15/12	3.07%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/11
Consumer Discretionary	4.1%
Consumer Staples	12.4%
Energy	2.6%
Financials	16.9%
Health Care	3.1%
Industrials	1.5%
Information Technology	5.8%
Materials	2.0%
U.S. Government & Agency Obligations	45.4%
Cash & Other	6.2%

INVESTMENT GRADE CORPORATE BOND FUND

FUND-AT-A-GLANCE
Objective:  The Madison Mosaic Investment Grade Corporate Bond Fund provides investors with high total investment returns in the form of income and share price appreciation through investments in a broad range of corporate debt securities.

Net Assets: $1.0 million
Date of Inception: July 1, 2007
Ticker: COINX

INVESTMENT STRATEGY HIGHLIGHTS

Madison Mosaic Investment Grade Corporate Bond Fund provides investors with regular, monthly income through investments in bonds issued by corporations. The fund will generally invest in corporate securities with an average maturity of 10 years or less. The result is a fund designed for investors who seek regular income from an actively managed bond fund that seeks the best risk/return profiles from a portfolio that emphasizes higher quality intermediate-term corporate issuance.

PERFORMANCE DISCUSSION

Madison Mosaic Investment Grade Corporate Bond Fund returned 2.23% for the semi-annual period ended June 30, 2011, during a period in which corporate bonds outperformed U.S. Treasuries and agency bonds. This still was not enough to outperform its Morningstar category, Intermediate-Term Bond, which was up 2.84%. The fund focused on higher quality bonds and held a conservative duration posture, both which we believe were relative drags on performance. Barclays Capital corporate bond indices indicate the quality disparity as its top AAA category returned 2.3% for the year, while the lower categories of BA, B, CAA and CA-D were up 4.4% to 5.6% for the period. For the period, long-term bonds outperformed intermediate term bonds which in turn outperformed short-term bonds. We believe that over this six months, the fund’s high quality bias and defensive interest rate stance were detriments in matching peer group performance. At period end, the fund had a 30-day SEC yield of 1.65% and a duration of 4.29 years.

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Madison Mosaic Income Trust | Period of Review • Investment Grade Corporate Bond Fund | concluded

TOP TEN HOLDINGS AS OF 6/30/11
% of net assets
Abbott Laboratories, 5.875%, 5/15/16	2.84%
Coca-Cola Co./The, 5.35%, 11/15/17	2.82%
Cisco Systems Inc., 5.5%, 2/22/16	2.77%
Pfizer Inc., 5.35%, 3/15/15	2.75%
General Electric Capital Corp., 6.75%, 3/15/32	2.71%
Sysco Corp., 5.25%, 2/12/18	2.69%
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	2.65%
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	2.63%
US Bancorp, 4.2%, 5/15/14	2.62%
American Express Co., 4.875%, 7/15/13	2.59%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 6/30/11
Consumer Discretionary	8.6%
Consumer Staples	23.1%
Energy	7.1%
Financials	25.1%
Health Care	7.1%
Industrials	4.7%
Information Technology	14.7%
Materials	2.6%
Telecommunication Services	1.5%
Utilities	1.0%
Cash & Other	4.5%

Semi-annual Report | June 30, 2011 | 5

Madison Mosaic Income Trust | June 30, 2011

Government Fund • Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MORTGAGE BACKED SECURITIES - 12.1%
Fannie Mae - 5.3%
5.5%, 2/1/18 Pool # 555345	$ 19,824	$ 21,520
5%, 6/1/18 Pool # 555545	40,452	43,732
6.5%, 5/1/32 Pool # 636758	8,439	9,605
6.5%, 6/1/32 Pool # 254346	10,490	11,940
6%, 8/1/32 Pool # 254405	17,934	19,897
4.5%, 12/1/35 Pool # 745147	128,877	134,312
5.5%, 1/1/38 Pool # 953589	37,959	41,128
		282,134
Freddie Mac - 4.2%
5.5%, 8/1/17 Pool # E90778	16,369	17,736
4.5%, 11/1/23 Pool # G13342	40,076	42,546
6.5%, 6/1/32 Pool # C01364	10,414	11,803
4%, 10/1/40 Pool # A94362	151,666	151,807
		223,892
Ginnie Mae - 2.6%
7%, 9/20/27 Pool # 2483	6,681	7,773
6%, 2/15/38 Pool # 676516	33,189	37,007
4%, 4/15/39 Pool # 698089	83,283	85,031
		129,811
Total Mortgage Backed Securities (Cost $611,148)		635,837
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 83.2%
Fannie Mae - 24.8%
6.125%, 3/15/12	100,000	104,095
4.875%, 5/18/12	100,000	103,756
3.625%, 2/12/13	150,000	157,594
4.75%, 2/21/13	150,000	160,526
4.375%, 7/17/13	150,000	161,657
4.625%, 10/15/13	200,000	218,221
2.375%, 7/28/15	200,000	206,106
1.625%, 10/26/15	200,000	199,344
		1,311,299
	Par Value	Value (Note 1)
Federal Home Loan Bank - 5.1%
4%, 9/6/13	$ 150,000	$ 160,950
3.125%, 12/13/13	100,000	105,914
		266,864
Freddie Mac - 11.3%
5.5%, 9/15/11	300,000	303,344
4.5%, 7/15/13	150,000	162,264
2.875%, 2/9/15	125,000	131,740
		597,348
U.S. Treasury Notes - 42.0%
1%, 7/31/11	150,000	150,086
4.75%, 5/31/12	300,000	312,457
1.875%, 6/15/12	250,000	253,955
4%, 11/15/12	250,000	262,598
4.25%, 8/15/14	100,000	110,539
2.625%, 4/30/16	275,000	287,396
3.125%, 10/31/16	400,000	425,250
4.5%, 5/15/17	90,000	102,136
3.75%, 11/15/18	225,000	243,774
2.625%, 11/15/20	75,000	72,246
		2,220,437
Total U.S. Government and Agency Obligations (Cost $4,271,030)		4,395,948
Repurchase Agreement - 3.5%
With U.S. Bank National Association issued 6/30/11 at 0.01%, due 7/1/11, collateralized by $187,897 in Freddie Mac Pool #A87842 due 8/1/39. Proceeds at maturity are $184,212 (Cost $184,212)		184,212
TOTAL INVESTMENTS - 98.8% (Cost $5,066,390)		5,215,997
NET OTHER ASSETS AND LIABILITIES - 1.2%		65,818
TOTAL ASSETS - 100.0%		$ 5,281,815

See accompanying Notes to Financial Statements.

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Madison Mosaic Income Trust | Portfolio of Investments | June 30, 2011 | continued

Core Bond Fund • Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 50.1%
Consumer Discretionary - 3.1%
Comcast Cable Communications Holdings Inc., 8.375%, 3/15/13	$ 27,000	$ 30,253
Comcast Corp., 5.3%, 1/15/14	100,000	109,734
McDonald’s Corp., 5.35%, 3/1/18	100,000	113,537
		253,524
Consumer Staples - 7.8%
Costco Wholesale Corp., 5.5%, 3/15/17	100,000	116,311
Kellogg Co., 4.45%, 5/30/16	100,000	109,219
Kimberly-Clark Corp., 6.125%, 8/1/17	150,000	177,272
Kraft Foods Inc., 5.625%, 11/1/11	13,000	13,209
Sysco Corp., 5.25%, 2/12/18	100,000	110,503
Walgreen Co., 4.875%, 8/1/13	100,000	108,299
		634,813
Energy - 5.7%
BP Capital Markets PLC, 3.875%, 3/10/15	52,000	54,811
ConocoPhillips, 4.6%, 1/15/15	150,000	165,818
Devon Energy Corp., 6.3%, 1/15/19	125,000	147,227
Valero Energy Corp., 6.875%, 4/15/12	100,000	104,593
		472,449
Financials - 18.2%
Allstate Corp./The, 6.2%, 5/16/14	100,000	113,248
American Express Credit Corp., 5.875%, 5/2/13	150,000	161,552
Bank of America Corp., 4.875%, 9/15/12	100,000	104,248
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	150,000	162,254
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	100,000	110,493
General Electric Capital Corp., 4.8%, 5/1/13	100,000	106,234
Goldman Sachs Group Inc./The, 5.75%, 10/1/16	100,000	108,965
Markel Corp., 6.8%, 2/15/13	75,000	80,408
Morgan Stanley, 5.375%, 10/15/15	150,000	160,503
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	100,000	108,788
US Bancorp, 4.2%, 5/15/14	100,000	107,776
Wells Fargo & Co., 4.375%, 1/31/13	150,000	157,489
		1,481,958
Health Care - 6.1%
Abbott Laboratories, 5.6%, 11/30/17	100,000	116,049
Eli Lilly & Co., 4.2%, 3/6/14	100,000	108,032
Merck & Co. Inc., 4%, 6/30/15	150,000	162,497
Pfizer Inc., 5.35%, 3/15/15	100,000	112,843
		499,421
	Par Value	Value (Note 1)
Industrials - 1.4%
United Parcel Service Inc., 5.5%, 1/15/18	$100,000	$ 113,554
Information Technology - 5.5%
Cisco Systems Inc., 5.5%, 2/22/16	100,000	113,818
Hewlett-Packard Co., 5.5%, 3/1/18	100,000	111,989
Oracle Corp., 4.95%, 4/15/13	100,000	107,331
Western Union Co./The, 5.93%, 10/1/16	100,000	113,203
		446,341
Materials - 1.3%
EI du Pont de Nemours & Co., 4.75%, 11/15/12	100,000	105,331
Utilities - 1.0%
Dominion Resources Inc./VA, 5.7%, 9/17/12	75,000	79,304
Total Corporate Notes and Bonds (Cost $3,873,283)		4,086,695
MORTGAGE BACKED SECURITIES - 26.3%
Fannie Mae - 15.6%
5%, 2/1/19 Pool # 725341	31,488	34,042
6%, 3/1/21 Pool # 745406	46,719	51,147
5.5%, 3/1/21 Pool # 837199	56,431	61,260
6.5%, 5/1/32 Pool # 636758	11,251	12,806
4.5%, 12/1/35 Pool # 745147	128,877	134,312
5%, 2/1/36 Pool # 745275	125,731	134,258
5%, 3/1/36 Pool # 745355	166,533	177,827
5.5%, 5/1/36 Pool # 745516	54,349	59,107
6%, 12/1/36 Pool # 256514	66,127	72,889
6%, 12/1/36 Pool # 902070	61,495	67,783
6%, 12/1/36 Pool # 903002	54,680	60,271
5.5%, 1/1/37 Pool # 905805	106,764	115,793
5.5%, 1/1/38 Pool # 953589	37,959	41,128
6%, 1/1/38 Pool # 965649	40,459	44,520
5%, 4/1/38 Pool # 889260	198,402	211,237
		1,278,380
Freddie Mac - 6.8%
5%, 2/1/21 Pool # G11911	65,187	70,454
4.5%, 4/1/23 Pool # J07302	154,565	164,089
4.5%, 11/1/23 Pool # G13342	80,152	85,091
6%, 8/1/36 Pool # A51727	55,943	61,681
6.5%, 11/1/36 Pool # C02660	61,029	68,893
5%, 9/1/38 Pool # G04815	96,566	102,675
		552,883
Ginnie Mae - 3.9%
4%, 4/15/39 Pool # 698089	312,309	318,865
Total Mortgage Backed Securities (Cost $2,033,075)		2,150,128

See accompanying Notes to Financial Statements.

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Madison Mosaic Income Trust | Core Bond Fund • Portfolio of Investments | June 30, 2011 | continued

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 21.1%
Freddie Mac - 3.5%
5%, 2/16/17	$250,000	$ 285,757
U.S. Treasury Bond - 2.2%
5.375%, 2/15/31	150,000	175,828
U.S. Treasury Note - 15.4%
3.125%, 10/31/16	35,000	37,209
3.125%, 5/15/19	950,000	981,023
2.625%, 11/15/20	250,000	240,821
		1,259,053
Total U.S. Government and Agency Obligations (Cost $1,708,613)		1,720,638
	Par Value	Value (Note 1)
Repurchase Agreement - 3.0%
With U.S. Bank National Association issued 6/30/11 at 0.01%, due 7/1/11, collateralized by $248,041 in Freddie Mac Pool #A87842 due 8/1/39. Proceeds at maturity are $243,177 (Cost $243,177)		$ 243,177
TOTAL INVESTMENTS - 100.5% (Cost $7,858,148)		8,200,638
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(41,777)
TOTAL ASSETS - 100.0%		$ 8,158,861

PLC  Public Limited Company

See accompanying Notes to Financial Statements.

8 | Semi-annual Report | June 30, 2011

 | Semi-annual Report | June 30, 2011

Institutional Bond Fund • Portfolio of Investments (unaudited)
	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 48.4%
Consumer Discretionary - 4.1%
McDonald’s Corp., 5.35%, 3/1/18	$1,000,000	$ 1,135,376
Target Corp., 5.875%, 3/1/12	1,000,000	1,036,833
		2,172,209
Consumer Staples - 12.4%
Coca-Cola Co./The, 4.875%, 3/15/19	1,000,000	1,108,828
Costco Wholesale Corp., 5.3%, 3/15/12	1,000,000	1,035,748
PepsiCo Inc./NC, 4.65%, 2/15/13	1,000,000	1,063,063
Procter & Gamble Co./The, 4.7%, 2/15/19	1,000,000	1,105,318
Sysco Corp., 5.25%, 2/12/18	1,000,000	1,105,032
Walgreen Co., 4.875%, 8/1/13	125,000	135,374
Walgreen Co., 5.25%, 1/15/19	875,000	976,820
Wal-Mart Stores Inc., 4.55%, 5/1/13	125,000	133,794
		6,663,977
Energy - 2.6%
BP Capital Markets PLC, 3.875%, 3/10/15	518,000	546,001
ConocoPhillips, 4.6%, 1/15/15	750,000	829,091
		1,375,092
Financials - 16.9%
Allstate Corp./The, 6.2%, 5/16/14	450,000	509,616
American Express Co., 4.875%, 7/15/13	1,000,000	1,063,757
Bank of America Corp., 4.875%, 9/15/12	1,000,000	1,042,484
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	450,000	497,218
General Electric Capital Corp., 4.25%, 6/15/12	170,000	176,027
General Electric Capital Corp., 4.8%, 5/1/13	830,000	881,743
Goldman Sachs Group Inc./The, 6.6%, 1/15/12	1,000,000	1,031,017
HSBC Finance Corp., 6.375%, 10/15/11	70,000	71,114
JPMorgan Chase & Co., 3.7%, 1/20/15	1,000,000	1,040,669
Merrill Lynch & Co. Inc., 5.77%, 7/25/11	125,000	124,871
Morgan Stanley, 5.375%, 10/15/15	1,000,000	1,070,020
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	450,000	489,545
US Bancorp, 4.2%, 5/15/14	1,000,000	1,077,763
		9,075,844
Health Care - 3.1%
Abbott Laboratories, 5.6%, 11/30/17	1,000,000	1,160,488
Eli Lilly & Co., 4.2%, 3/6/14	450,000	486,143
		1,646,631
Industrials - 1.5%
United Parcel Service Inc., 5.5%, 1/15/18	705,000	800,555
	Par Value	Value (Note 1)
Information Technology - 5.8%
Hewlett-Packard Co., 5.25%, 3/1/12	$1,000,000	$ 1,032,695
International Business Machines Corp., 4.75%, 11/29/12	1,000,000	1,057,308
Oracle Corp., 4.95%, 4/15/13	1,000,000	1,073,312
		3,163,315
Materials - 2.0%
EI du Pont de Nemours & Co., 3.25%, 1/15/15	1,000,000	1,048,731
Total Corporate Notes and Bonds (Cost $25,049,890)		25,946,354
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.4%
Fannie Mae - 6.8%
3.625%, 8/15/11	2,250,000	2,257,520
4.625%, 10/15/14	1,250,000	1,392,024
		3,649,544
Federal Home Loan Bank - 4.0%
3.625%, 5/29/13	2,000,000	2,119,666
Freddie Mac - 9.0%
5.125%, 7/15/12	2,250,000	2,364,676
4.5%, 7/15/13	2,250,000	2,433,955
		4,798,631
U.S. Treasury Note - 25.6%
4.875%, 2/15/12	1,600,000	1,647,314
4%, 11/15/12	2,000,000	2,100,782
1.375%, 1/15/13	2,000,000	2,031,250
2%, 11/30/13	2,000,000	2,066,876
4.25%, 8/15/14	2,000,000	2,210,782
3.125%, 5/15/19	1,500,000	1,548,984
2.625%, 11/15/20	2,250,000	2,167,382
		13,773,370
Total U.S. Government and Agency Obligations (Cost $23,715,405)		24,341,211
Repurchase Agreement - 5.3%
With U.S. Bank National Association issued 6/30/11 at 0.01%, due 7/1/11, collateralized by $2,885,976 in Freddie Mac Pool #A87842 due 8/1/39. Proceeds at maturity are $2,829,377 (Cost $2,829,376)		2,829,376
TOTAL INVESTMENTS - 99.1% (Cost $51,594,671)		53,116,941
NET OTHER ASSETS AND LIABILITIES - 0.9%		457,383
TOTAL ASSETS - 100.0%		$53,574,324

PLC   Public Limited Company

See accompanying Notes to Financial Statements.

Semi-annual Report | June 30, 2011 | 9

Madison Mosaic Income Trust | Portfolio of Investments | June 30, 2011 | concluded

Investment Grade Corporate Bond Fund • Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 95.5%
Consumer Discretionary - 8.6%
Comcast Corp., 6.45%, 3/15/37	$ 20,000	$ 21,460
McDonald’s Corp., 5.8%, 10/15/17	20,000	23,505
Target Corp., 5.875%, 7/15/16	20,000	23,407
Walt Disney Co./The, 5.7%, 7/15/11	20,000	20,003
		88,375
Consumer Staples - 23.1%
Coca-Cola Co./The, 5.35%, 11/15/17	25,000	29,017
Coca-Cola Refreshments USA Inc., 7.375%, 3/3/14	10,000	11,623
Costco Wholesale Corp., 5.3%, 3/15/12	20,000	20,715
General Mills Inc., 5.65%, 2/15/19	20,000	22,617
Kimberly-Clark Corp., 6.125%, 8/1/17	10,000	11,818
Kraft Foods Inc., 6.5%, 8/11/17	20,000	23,542
PepsiCo Inc./NC, 5.5%, 1/15/40	25,000	26,517
Procter & Gamble Co./The, 4.95%, 8/15/14	20,000	22,406
Sysco Corp., 5.25%, 2/12/18	25,000	27,626
Walgreen Co., 5.25%, 1/15/19	20,000	22,327
Wal-Mart Stores Inc., 3.25%, 10/25/20	20,000	19,064
		237,272
Energy - 7.1%
BP Capital Markets PLC, 3.875%, 3/10/15	13,000	13,703
ConocoPhillips, 4.6%, 1/15/15	20,000	22,109
Devon Energy Corp., 5.625%, 1/15/14	15,000	16,633
Valero Energy Corp., 6.625%, 6/15/37	10,000	10,459
Valero Energy Corp., 6.875%, 4/15/12	10,000	10,459
		73,363
Financials - 25.1%
American Express Co., 4.875%, 7/15/13	25,000	26,594
Bank of America Corp., 4.875%, 9/15/12	20,000	20,850
Bank of New York Mellon Corp./The, 4.3%, 5/15/14	25,000	27,042
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15	20,000	22,099
General Electric Capital Corp., 6.75%, 3/15/32	25,000	27,857
Goldman Sachs Group Inc./The, 5.125%, 1/15/15	20,000	21,479
JPMorgan Chase & Co., 4.75%, 3/1/15	20,000	21,401
Morgan Stanley, 5.375%, 10/15/15	10,000	10,700
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/14	25,000	27,197
	Par Value	Value (Note 1)
US Bancorp, 4.2%, 5/15/14	$ 25,000	$ 26,944
Wells Fargo & Co., 4.6%, 4/1/21	15,000	15,113
Wells Fargo & Co., 5.625%, 12/11/17	10,000	11,061
		258,337
Health Care - 7.1%
Abbott Laboratories, 5.875%, 5/15/16	25,000	29,144
Eli Lilly & Co., 6%, 3/15/12	15,000	15,601
Pfizer Inc., 5.35%, 3/15/15	25,000	28,211
		72,956
Industrials - 4.7%
3M Co., 4.5%, 11/1/11	25,000	25,362
United Parcel Service Inc., 5.5%, 1/15/18	20,000	22,711
		48,073
Information Technology - 14.7%
Cisco Systems Inc., 5.5%, 2/22/16	25,000	28,455
Hewlett-Packard Co., 5.25%, 3/1/12	20,000	20,654
International Business Machines Corp., 4.75%, 11/29/12	20,000	21,146
Intuit Inc., 5.4%, 3/15/12	10,000	10,315
Microsoft Corp., 3%, 10/1/20	25,000	23,767
Oracle Corp., 5.75%, 4/15/18	20,000	22,922
Western Union Co./The, 5.93%, 10/1/16	20,000	22,640
		149,899
Materials - 2.6%
EI du Pont de Nemours & Co., 4.75%, 11/15/12	25,000	26,333
Telecommunication Services - 1.5%
BellSouth Corp., 6%, 10/15/11	15,000	15,229
Utilities - 1.0%
Dominion Resources Inc./VA, 5.7%, 9/17/12	10,000	10,574
Total Corporate Notes and Bonds (Cost $920,947)		980,411
Repurchase Agreement - 3.2%
With U.S. Bank National Association issued 6/30/11 at 0.01%, due 7/1/11, collateralized by $33,772 in Freddie Mac Pool #A87842 due 8/1/39. Proceeds at maturity are $33,110 (Cost $33,109)		33,109
TOTAL INVESTMENTS - 98.7% (Cost $954,056)		1,013,520
NET OTHER ASSETS AND LIABILITIES - 1.3%		13,801
TOTAL ASSETS - 100.0%		$ 1,027,321

PLC   Public Limited Company

See accompanying Notes to Financial Statements.

10 | Semi-annual Report | June 30, 2011

Madison Mosaic Income Trust | June 30, 2011

Statements of Assets and Liabilities (unaudited)

	Government Fund	Core Bond Fund	Institutional Bond Fund	Investment Grade Corporate Bond Fund
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$ 5,031,785	$ 7,957,461	$50,287,565	$ 980,411
Repurchase agreements	184,212	243,177	2,829,376	33,109
Total investments*	5,215,997	8,200,638	53,116,941	1,013,520
Receivables
Interest	38,542	76,298	627,952	14,301
Capital shares sold	29,008	5,701	62,617	–
Total assets	5,283,547	8,282,637	53,807,510	1,027,821

LIABILITIES
Payables
Investment securities purchased	–	110,171	–	–
Dividends	256	1,107	205,757	–
Capital shares redeemed	226	10,248	21,179	–
Auditor fees	1,000	2,000	6,000	500
Independent trustee fees	250	250	250	–
Total liabilities	1,732	123,776	233,186	500

NET ASSETS	$ 5,281,815	$ 8,158,861	$53,574,324	$ 1,027,321

Net assets consists of:
Paid in capital	$ 5,122,027	$ 7,859,724	$51,981,050	$ 954,240
Accumulated net realized gain	10,181	(43,353)	71,004	13,617
Net unrealized appreciation on investments	149,607	342,490	1,522,270	59,464
Net Assets	$ 5,281,815	$ 8,158,861	$53,574,324	$ 1,027,321

CAPITAL SHARES OUTSTANDING
An unlimited number of capital shares, without par value, are authorized. (Note 7)	490,968	1,174,640	4,870,938	94,687

NET ASSET VALUE PER SHARE	$10.76	$6.95	$11.00	$10.85

*INVESTMENT SECURITIES, AT COST	$ 5,066,390	$ 7,858,148	$51,594,671	$ 954,056

See accompanying Notes to Financial Statements.

Semi-annual Report | June 30, 2011 | 11

Madison Mosaic Income Trust | June 30, 2011

Statements of Operations (unaudited)

For the six-months ended June 30, 2011

	Government Fund	Core Bond Fund	Institutional Bond Fund	Investment Grade Corporate Bond Fund
INVESTMENT INCOME (Note 1)
Interest income	$ 66,389	$157,829	$638,016	$22,630

EXPENSES (Notes 3 and 5)
Investment advisory fees	9,714	16,765	78,229	2,082
Other expenses:
Service agreement fees	5,300	10,074	43,045	1,062
Auditor fees	1,000	2,000	6,000	500
Independent trustee fees	500	500	500	–
Total other expenses	6,800	12,574	49,545	1,562
Total expenses	16,514	29,339	127,774	3,644

NET INVESTMENT INCOME	49,875	128,490	510,242	18,986

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on investments	10,627	(2,674)	11,708	11,303
Change in net unrealized appreciation (depreciation) of investments	10,742	63,827	277,243	(7,663)

NET GAIN ON INVESTMENTS	21,369	61,153	288,951	3,640

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 71,244	$189,643	$799,193	$22,626

See accompanying Notes to Financial Statements.

12 | Semi-annual Report | June 30, 2011

Madison Mosaic Income Trust | June 30, 2011

Statements of Changes in Net Assets

For the period indicated
	Government Fund		Core Bond Fund
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2011	2010	2011	2010
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 49,875	$ 116,984	$ 128,490	$ 357,455
Net realized gain (loss) on investments	10,627	5,634	(2,674)	255,707
Net unrealized appreciation on investments	10,742	31,782	63,827	40,434
Net increase in net assets resulting from operations	71,244	154,400	189,643	653,596

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(49,875)	(116,984)	(128,490)	(357,455)
From net capital gains	–	(5,897)	–	–
Total distributions	(49,875)	(122,881)	(128,490)	(357,455)

CAPITAL SHARE TRANSACTIONS (Note 7)	212,897	716,384	(997,950)	(3,701,608)

NET INCREASE (DECREASE) IN NET ASSETS	234,266	747,903	(936,797)	(3,405,467)

NET ASSETS
Beginning of period	$5,047,549	$4,299,646	$9,095,658	$12,501,125
End of period	$5,281,815	$5,047,549	$8,158,861	$ 9,095,658

	Institutional Bond Fund		Investment Grade Corporate Bond Fund
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2011	2010	2011	2010
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 510,242	$ 994,219	$ 18,986	$ 46,400
Net realized gain on investments	11,708	102,500	11,303	3,769
Net unrealized appreciation (depreciation) on investments	277,243	1,208,983	(7,663)	8,240
Net increase in net assets resulting from operations	799,193	2,305,702	22,626	58,409

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(510,242)	(994,219)	(18,986)	(46,400)
From net capital gains	–	(38,218)	–	–
Total distributions	(510,242)	(1,032,437)	(18,986)	(46,400)

CAPITAL SHARE TRANSACTIONS (Note 7)	897,591	24,732,606	(45,423)	70,435

NET INCREASE (DECREASE) IN NET ASSETS	1,186,542	26,005,871	(41,783)	82,444

NET ASSETS
Beginning of period	$52,387,782	$26,381,911	$1,069,104	$ 986,660
End of period	$53,574,324	$52,387,782	$1,027,321	$1,069,104

See accompanying Notes to Financial Statements.

Semi-annual Report | June 30, 2011 | 13

Madison Mosaic Income Trust | June 30, 2011

Financial Highlights

Selected data for a share outstanding for the periods indicated

GOVERNMENT FUND
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2011	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.72	$10.63	$10.81	$10.30	$9.94	$9.95
Investment operations:
Net investment income	0.11	0.26	0.27	0.32	0.33	0.31
Net realized and unrealized gain (loss) on investments	0.04	0.10	(0.15)	0.51	0.36	(0.01)
Total from investment operations	0.15	0.36	0.12	0.83	0.69	0.30
Less distributions:
From net investment income	(0.11)	(0.26)	(0.27)	(0.32)	(0.33)	(0.31)
From net capital gains	–	(0.01)	(0.03)	–	–	–
Total distribution	(0.11)	(0.27)	(0.30)	(0.32)	(0.33)	(0.31)
Net asset value, end of period	$10.76	$10.72	$10.63	$10.81	$10.30	$9.94
Total return (%)	1.40	3.40	1.19	8.17	7.10	3.07
Ratios and supplemental data
Net assets, end of period (in thousands)	$5,282	$5,048	$4,300	$5,071	$2,986	$3,055
Ratio of expenses to average net assets (%)	0.671	0.68	0.69	0.78	1.15	1.19
Ratio of net investment income to average net assets (%)	2.041	2.39	2.55	3.00	3.30	3.11
Portfolio turnover (%)	11	20	38	67	18	41

CORE BOND FUND
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2011	2010	2009	2008	2007	2006
Net asset value, beginning of period	$6.89	$6.76	$6.74	$6.58	$6.44	$6.46
Investment operations:
Net investment income	0.11	0.21	0.21	0.27	0.26	0.24
Net realized and unrealized gain (loss) on investments	0.06	0.13	0.02	0.16	0.14	(0.02)
Total from investment operations	0.17	0.34	0.23	0.43	0.40	0.22
Less distributions from net investment income	(0.11)	(0.21)	(0.21)	(0.27)	(0.26)	(0.24)
Net asset value, end of period	$6.95	$6.89	$6.76	$6.74	$6.58	$6.44
Total return (%)	2.44	5.11	3.43	6.80	6.41	3.48
Ratios and supplemental data
Net assets, end of period (in thousands)	$8,159	$9,096	$12,501	$5,188	$4,523	$4,610
Ratio of expenses to average net assets (%)	0.701	0.70	0.70	0.80	1.12	1.10
Ratio of net investment income to average net assets (%)	3.041	3.04	3.13	4.18	4.05	3.70
Portfolio turnover (%)	4	32	16	36	41	60

1Annualized.
Net asset value figures are based on average daily shares outstanding during the year.

See accompanying Notes to Financial Statements.

14 | Semi-annual Report | June 30, 2011

Madison Mosaic Income Trust | Financial Highlights | concluded

Selected data for a share outstanding throughout each period indicated

INSTITUTIONAL BOND FUND
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2011	2010	2009	2008	2007	2006
Net asset value, beginning of period	$10.94	$10.68	$10.47	$10.41	$10.08	$10.11
Investment operations:
Net investment income	0.11	0.19	0.20	0.48	0.44	0.41
Net realized and unrealized gain (loss) on investments	0.06	0.27	0.21	0.16	0.33	(0.03)
Total from investment operations	0.17	0.46	0.41	0.64	0.77	0.38
Less distributions:
From net investment income	(0.11)	(0.19)	(0.20)	(0.48)	(0.44)	(0.41)
From net capital gains	–	(0.01)	–	(0.10)	–	–
Total distributions	(0.11)	(0.20)	(0.20)	(0.58)	(0.44)	(0.41)
Net asset value, end of period	$11.00	$10.94	$10.68	$10.47	$10.41	$10.08
Total return (%)	1.52	4.35	3.99	6.30	7.77	3.93
Ratios and supplemental data
Net assets, end of period (in thousands)	$53,574	$52,388	$26,382	$2,155	$6,413	$6,511
Ratio of expenses to average net assets (%)	0.491	0.49	0.49	0.56	0.47	0.46
Ratio of net investment income to average net assets (%)	1.941	1.76	2.21	3.70	4.21	3.97
Portfolio turnover (%)	–	21	11	73	42	34

INVESTMENT GRADE CORPORATE BOND FUND
	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2011	2010	2009	2008	2007*
Net asset value, beginning of period	$10.81	$10.68	$10.16	$10.26	$10.00
Investment operations:
Net investment income	0.20	0.48	0.53	0.52	0.27
Net realized and unrealized gain (loss) on investments	0.04	0.13	0.52	(0.09)	0.26
Total from investment operations	0.24	0.61	1.05	0.43	0.53
Less distributions:
From net investment income	(0.20)	(0.48)	(0.53)	(0.52)	(0.27)
From net capital gains	–	–	–	(0.01)	–
Total distributions	(0.20)	(0.48)	(0.53)	(0.53)	(0.27)
Net asset value, end of period	$10.85	$10.81	$10.68	$10.16	$10.26
Total return (%)	2.23	5.81	10.58	4.29	5.37
Ratios and supplemental data
Net assets, end of period (in thousands)	$1,027	$1,069	$987	$948	$637
Ratio of expenses to average net assets (%)	0.691	0.06	–	–	–
Ratio of net investment income to average net assets (%)	3.621	4.44	5.05	5.21	5.29
Portfolio turnover (%)	10	14	18	5	3

1Annualized.
* For the period July 1, 2007 (commencement of operations) through December 31, 2007
Net asset value figures are based on average daily shares outstanding during the year.

See accompanying Notes to Financial Statements.

Semi-annual Report | June 30, 2011 | 15

Madison Mosaic Income Trust | June 30, 2011

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains four separate funds, Madison Mosaic Government Fund, Madison Mosaic Core Bond Fund, Madison Mosaic Institutional Bond Fund and the Madison Mosaic Investment Grade Corporate Bond Fund (collectively, the "Funds"). The Funds are each a diversified mutual fund with their objectives and strategies detailed in their prospectus.

Portfolio Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each fund has adopted the Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –quoted prices in active markets for identical investments

Level 2 –  other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. As of June 30, 2011, none of the Funds held securities deemed as a Level 3.

16 | Semi-annual Report | June 30, 2011

Madison Mosaic Income Trust | Notes to Financial Statements | continued

The following is a summary of the inputs used as of June 30, 2011 in valuing the Funds’ investments carried at fair value:

Fund	Level 1	Level 2	Level 3	Value at 6/30/11
Government
Mortgage Backed Securities	$ –	$ 635,837	$ –	$ 635,837
U.S. Government Agency Notes	–	4,395,948	–	4,395,948
Repurchase Agreement	–	184,212	–	184,212
Total	$ –	$5,215,997	$ –	$5,215,997
Core Bond
Corporate Debt Securities	$ –	$ 4,086,695	$ –	$ 4,086,695
Mortgage Backed Securities	–	2,150,128	–	2,150,128
U.S. Government Agency Notes	–	1,720,638	–	1,720,638
Repurchase Agreement	–	243,177	–	243,177
Total	$ –	$ 8,200,638	$ –	$ 8,200,638
Institutional Bond
Corporate Debt Securities	$ –	$25,946,354	$ –	$25,946,354
U.S. Government Agency Notes	–	24,341,211	–	24,341,211
Repurchase Agreement	–	2,829,376	–	2,829,376
Total	$ –	$53,116,941	$ –	$53,116,941
Investment Grade Corporate Bond Fund
Corporate Debt Securities	$ –	$ 980,411	$ –	$ 980,411
Repurchase Agreement	–	33,109	–	33,109
Total	$ –	$ 1,013,520	$ –	$ 1,013,520

Please see the Portfolio of Investments for each Fund for a listing of all securities within each caption.

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis was effective for interim and annual periods beginning after December 15, 2010. There were no transfers between classification levels during the period ended June 30, 2011.

The Funds adopted guidance regarding enhanced disclosures about Funds’ derivative and hedging activities. Management has determined that there is no impact on the financial statements of the Funds held in the Trust as they did not hold derivative financial instruments during the year.

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and is therefore not effective for the current fiscal year. The Adviser is in the process of assessing the impact of the updated standards on the Fund’s financial statements.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Semi-annual Report | June 30, 2011 | 17

Madison Mosaic Income Trust | Notes to Financial Statements | continued

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method. Other income is accrued as earned.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net invest-ment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at year-end.

The tax character of distributions paid during 2010 and 2009 was as follows:

	2010	2009
Government Fund:
Distributions paid from:
Ordinary income	$121,062	$114,194
Long-term capital gains	1,819	13,052
Core Bond Fund:
Distributions paid from ordinary income	$357,455	$323,880
Institutional Bond Fund:
Distributions paid from:
Ordinary income	$1,028,225	$173,320
Long-term capital gains	11,212	–
Investment Grade Corporate Bond Fund:
Distributions paid from ordinary income	$46,400	$47,935

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows (unaudited):

Government Fund:
Accumulated net realized gains	$ 10,181
Net unrealized appreciation on investments	149,607
$159,788
Core Bond Fund:
Accumulated net realized losses	$ (41,596)
Net unrealized appreciation on investments	340,733
$299,137
Institutional Bond Fund:
Accumulated net realized gains	$ 71,004
Net unrealized appreciation on investments	1,522,270
$1,593,274
Investment Grade Corporate Bond Fund:
Accumulated net realized gains	$13,617
Net unrealized appreciation on investments	59,464
$73,081

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for federal income taxes since it is the intention of the Trust to comply with the provisions of Subchapter M of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all federal income taxes.

As of and during the six-months ended June 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Modernization Act") modernizes several of the federal income and excise tax provisions related to RICs. The Modernization Act contains simplification provisions effective for taxable years beginning after December 22, 2010, which are aimed at preventing disqualification of a RIC for "inadvertent" failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act allows capital losses to be carried forward indefinitely, and retain the character of the original loss, exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

As of December 31, 2010, the Core Bond Fund had available for federal income tax purposes the following unused capital loss carryovers:

Expiration Date	Core Bond Fund
December 31, 2013	$ 6,408
December 31, 2014	22,383
December 31, 2017	10,131

The capital loss carryforward cannot be utilized prior to the utilization of new capital loss carryovers, if any, created after December 31, 2010.

Tax years open to examination by tax authorities under the statute of limitations include 2007 through 2010.

18 | Semi-annual Report | June 30, 2011

Madison Mosaic Income Trust | Notes to Financial Statements | continued

Cash Concentration: At times, the Funds maintain cash balances at financial institutions in excess of federally insured limits. The Funds monitor this credit risk and have not experienced any losses related to this risk.

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Funds purchased securities under agreements to resell, the securities are held for safekeeping by the custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Funds’ custodian bank. The Funds, along with other registered investment companies having Advisory and Services Agreements with the same investment adviser, transfer uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of June 30, 2011, the Government Fund had a 0.8% interest, the Core Bond Fund had a 1.1% interest, the Institutional Bond Fund had a 12.3% interest and the Investment Grade Corporate Bond Fund had a 0.1% interest in the consolidated repurchase agreement of $23,040,315 collateralized by $23,501,225 in Freddie Mac Mortgaged Backed Security Notes. Proceeds at maturity were $23,040,321.

3. Investment Advisory Fees. For the period covered by this report, the investment adviser to the Funds, Madison Investment Advisors, LLC (the "Adviser"), earned an advisory fee equal to 0.40% per annum of the average net assets of the Government Fund and Core Bond Fund and 0.30% per annum for the Institutional Bond Fund. Effective November 30, 2010, the Investment Grade Corporate Bond Fund’s fee was 0.40% per annum. Prior to November 30, the Investment Grade Corporate Bond Fund was not charged an advisory fee. The fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended June 30, 2011 were as follows (unaudited):

	Purchases	Sales
Government Fund:
U.S. Gov’t securities	$562,827	$488,614

Core Bond Fund:
U.S. Gov’t securities	$244,874	$1,046,343
Other	109,788	619,843
Institutional Fund:
U.S. Gov’t securities	$ –	$ 486,258
Other	–	1,000,000
Investment Grade Corporate Bond Fund:
U.S. Gov’t securities	$ –	$ –
Other	99,642	142,095

5. Other Expenses. Under a separate Services Agreement, the Adviser will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. These fees are accrued daily and paid monthly. This fee was 0.28% for the Government Fund, 0.30% for the Core Bond Fund and 0.19% for the Institutional Bond Fund. Effective November 30, 2010, the Investment Grade Corporate Bond Fund’s fee was 0.30%. The direct expenses paid by the Funds and referenced below come out of this fee. Prior to November 30, 2010 the Investment Grade Corporate Bond Fund was not charged a services fee.

The Funds pay the expenses of the Funds’ Independent Trustees directly. For the six-months ended June 30, 2011, these fees were $500, $500, $500 and $0 for the Government, Core Bond, Institutional Bond and Investment Grade Corporate Bond Funds, respectively.

The Funds also pay the expenses of the Funds’ independent registered public accountants directly. For the six-months ended June 30, 2011, the amounts expensed for these fees were $1,000, $2,000, $6,000 and $500 for the Government, Core Bond, Institutional Bond and Investment Grade Corporate Bond Funds, respectively.

Semi-annual Report | June 30, 2011 | 19

Madison Mosaic Income Trust | Notes to Financial Statements | continued

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost of securities for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of June 30, 2011 (unaudited):

	Government Fund	Core Bond Fund

Aggregate Cost	$5,066,390	$7,859,905
Gross unrealized appreciation	152,500	373,878
Gross unrealized depreciation	(2,893)	(33,145)
Net unrealized appreciation	$ 149,607	$ 340,733

	Institutional Bond Fund	Investment Grade Corporate Bond Fund
Aggregate Cost	$51,594,671	$954,056
Gross unrealized appreciation	1,536,110	61,001
Gross unrealized depreciation	(13,840)	(1,537)
Net unrealized appreciation	$ 1,522,270	$ 59,464

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
Government Fund	2011	2010
In Dollars
Shares sold	$1,091,240	$1,700,722
Shares issued in reinvestment of dividends	48,274	118,897
Total shares issued	1,139,514	1,819,619
Shares redeemed	(926,617)	(1,103,235)
Net increase	$ 212,897	$ 716,384

In Shares
Shares sold	102,006	157,293
Shares issued in reinvestment of dividends	4,503	11,009
Total shares issued	106,509	168,302
Shares redeemed	(86,536)	(101,855)
Net increase	19,973	66,447

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
Core Bond Fund	2011	2010
In Dollars
Shares sold	$ 602,158	$4,604,402
Shares issued in reinvestment of dividends	121,704	335,564
Total shares issued	723,862	4,939,966
Shares redeemed	(1,721,812)	(8,641,574)
Net decrease	$ (997,950)	$(3,701,608)

In Shares
Shares sold	86,615	658,207
Shares issued in reinvestment of dividends	17,613	48,369
Total shares issued	104,228	706,576
Shares redeemed	(249,696)	(1,236,378)
Net decrease	(145,468)	(529,802)

Institutional Bond Fund	2011	2010
In Dollars
Shares sold	$ 2,518,768	$35,940,448
Shares issued in reinvestment of dividends	87,527	395,053
Total shares issued	2,606,295	36,335,501
Shares redeemed	(1,708,704)	(11,602,895)
Net increase	$ 897,591	$24,732,606

In Shares
Shares sold	229,209	3,345,384
Shares issued in reinvestment of dividends	7,989	36,448
Total shares issued	237,198	3,381,832
Shares redeemed	(155,965)	(1,061,304)
Net increase	81,233	2,320,528

Investment Grade Corporate Bond Fund	2011	2010
In Dollars
Shares sold	$456,935	$24,035
Shares issued in reinvestment of dividends	18,986	46,400
Total shares issued	475,921	70,435
Shares redeemed	(521,344)	–
Net increase (decrease)	$ (45,423)	$70,435

In Shares
Shares sold	42,294	2,229
Shares issued in reinvestment of dividends	1,753	4,254
Total shares issued	44,047	6,483
Shares redeemed	(48,236)	–
Net increase (decrease)	(4,189)	6,483

20 | Semi-annual Report | June 30, 2011

Madison Mosaic Income Trust | Notes to Financial Statements | concluded

8. Line of Credit. The Government Fund, Core Bond Fund and Institutional Bond Fund have lines of credit with U.S. Bank N.A. of $500,000, $1 million and $5 million, respectively. Each line is a revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 1/2%. During the six-months ended June 30, 2011, none of the Funds borrowed on their respective lines of credit.

9. Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds’ financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to, or disclosure in the financial statements.

Semi-annual Report | June 30, 2011 | 21

Madison Mosaic Income Trust

 Other Information

Fund Expenses

Example: As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Investment advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. See Notes 3 and 5 above for an explanation of the types of costs charged by the Funds. This Example is based on an investment of $1,000 invested on January 1, 2011 and held for the six-months ended June 30, 2011.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return1
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period2
Government Fund	$1,000.00	$1,014.02	0.67%	$3.36
Core Bond Fund	$1,000.00	$1,024.36	0.70%	$3.48
Institutional Bond Fund	$1,000.00	$1,015.24	0.49%	$2.43
Investment Grade Corporate Bond Fund	$1,000.00	$1,022.26	0.69%	$3.48
1For the six-months ended June 30, 2011.
2Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is neither Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in either Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the applicable Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return1
	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period2
Government Fund	$1,000.00	$1,025.05	0.67%	$3.39
Core Bond Fund	$1,000.00	$1,025.05	0.70%	$3.49
Institutional Bond Fund	$1,000.00	$1,025.05	0.49%	$2.44
Investment Grade Corporate Bond Fund	$1,000.00	$1,025.05	0.69%	$3.49
1For the six-months ended June 30, 2011.
2Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

22 | Semi-annual Report | June 30, 2011

Madison Mosaic Income Trust | Other Information | concluded

Forward-Looking Statement Disclosure. One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. These policies are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies may also be obtained by visiting the Securities and Exchange Commission ("SEC") web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Form N-Q and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102. Finally, you may call Madison Mosaic at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Semi-annual Report | June 30, 2011 | 23

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The Madison Mosaic Family of Mutual Funds
Equity Trust
Investors Fund
Mid-Cap Fund
Disciplined Equity Fund
Balanced Fund
NorthRoad International Fund
Madison Institutional Equity Option Fund

Income Trust
Government Fund
Core Bond Fund
Institutional Bond Fund
Investment Grade Corporate Bond Fund

Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSFER AGENT
Madison Mosaic¨ Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

550 Science Drive
Madison, Wisconsin 53711

SEC File Number 811-03616

Madison Mosaic¨ Funds
www.mosaicfunds.com

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders (Item 1) above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes.  The Trust does not normally hold shareholder meetings.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report (no change from the previously filed Code).

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

Holly Baggot, Secretary
Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer
Date: August 26, 2011

By:  (signature)

Greg Hoppe, Chief Financial Officer
Date: August 26, 2011